COMMITMENTS (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2011	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net, Total		$ 337,000	$ 327,000	$ 437,000	$ 304,000
Operating Leases Costs Capitalized				$ 0	$ 83,000
Operating Leases Expiration Term		2016 through 2019		2015 through 2019
Contractual Obligation, Total		$ 1,634,000		$ 1,634,000
Employment Agreement [Member]
Other Commitments [Line Items]
Officers' Compensation	$ 250,000